SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Asset-Backed Commercial Paper Conduits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Classification of Other Securitization Details
Commercial paper	$ 9,989,000,000	$ 9,995,000,000
Citi-administered asset-backed commercial paper conduits (ABCP)
Classification of Other Securitization Details
Purchased assets outstanding under conduits	19,700,000,000	21,300,000,000
Incremental funding commitments with clients	$ 12,800,000,000	$ 11,600,000,000
Weighted average life of commercial paper issued by conduits	55 days	56 days
Citi-administered asset-backed commercial paper conduits (ABCP) | Minimum
Classification of Other Securitization Details
Letters of credit as percentage of conduit assets	8.00%
Floor price of conduit's assets	$ 200,000,000
Citi-administered asset-backed commercial paper conduits (ABCP) | Maximum
Classification of Other Securitization Details
Letters of credit as percentage of conduit assets	10.00%
Citi-administered asset-backed consolidated commercial paper conduits (ABCP)
Classification of Other Securitization Details
Letters of credit provided to conduits	$ 1,800,000,000	$ 1,800,000,000
Commercial paper	9,700,000,000	11,400,000,000
Client intermediation
Classification of Other Securitization Details
Proceeds from new securitizations	$ 2,300,000,000	$ 2,000,000,000